[OBJECT OMITTED]
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                           CLEARWATER INVESTMENT TRUST

--------------------------------------------------------------------------------



                                 August 18, 2000

TO:  Our Unit Holders

On June 30, 2000 the net asset value of the Clearwater Growth Fund was $33.56 per unit. The net asset value of the Clearwater Small Cap Fund was $17.83 per unit. On a total return basis for 2000, the Clearwater Growth Fund increased by 5.1% and the Clearwater Small Cap Fund increased by 17.8%. For comparative purposes, the Russell 1000 increased by 0.8% and the Russell 2000 increased by 3.0%. For the second quarter, the Clearwater Growth Fund decreased 1.7% and the Clearwater Small Cap Fund decreased 5.0%. The Russell 1000 decreased 3.4% and the Russell 2000 decreased 3.8%.

On June 30, 2000 the net asset value of the Clearwater Tax Exempt Bond Fund was $10.09 per unit. On a total return basis for 2000 the fund increased 3.6% with a second quarter return of 1.2%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 2.8% in the first half of the year with a 1.6 % increase in the second quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments on the first half and the outlook for balance of 2000:

          The first half of the year 2000 was characterized by wild gyrations in the U.S. stock market. Investors' strong interest in a narrow range of securities, including high-flying growth names, continued for the first two months of 2000. Late in the first quarter, earnings concerns and a series of interest hikes sent technology stocks spiraling and dragged the rest of the market down as well. This sharp drop in the technology-heavy NASDAQ index, which began in the middle of March, continued in the first half of the second quarter, with the Fed's third tightening of the year in May. However, as the technology stocks roared back to life in June, it was the economically sensitive value stocks that bore the brunt of another Fed tightening. The Russell 1000 index ended the 2nd quarter down 3.4% and posted a total return of 0.8% for the first six months of 2000. Interestingly, it was mid and small cap securities that fared better across this environment.

          The Clearwater Growth Fund, as in 1999, did especially well during the first half of 2000 due to its residual bias toward mid cap growth securities. After suffering in relative terms vs. the Russell 1000 index during late 1997 and all of 1998, the Clearwater Growth Fund has recovered all of its negative relative return and is now at par with the Russell 1000 index for the entire span of Parametric's management.

          The predicted annual tracking error of the portfolio vs. the Russell 1000 benchmark is slightly over 3%. We have seen some fluctuation in industry models' tracking error estimates as the extreme volatility in late 1999 and early 2000 made statistical estimation difficult. In addition, the Russell 1000 index experienced its annual reconstitution of June 30 - the new index is slightly larger

  August, 2000
  Page 2


  Parametric Portfolio Associates (cont.)

          cap with an increased emphasis on technology. In pre and post-tax terms the portfolio is performing well within expectations.

          Parametric anticipates continued choppy markets as investors and analysts digest the effect of the slowing economy and interest rate changes on an overall market that is at least fully valued by historical measures. The continued shake-out and consolidation in internet and high-tech sectors will be an important dynamic as profitability and asset growth will again become the important metrics in company valuation.

Kennedy Capital Management, the sub-advisor for the Clearwater Small Cap Fund, made the following comments:

          After a strong January and February, small stocks, as measured by the Russell 2000 index, posted three consecutive monthly declines and volatility has been high. In fact, from the market top on March 10 to the low on April 17, the Russell index lost 28% of its value. This precipitous drop resulted from investors' sudden disenchantment with Internet companies. In April and May, concern about the viability of the dot.com companies broadened to worries that many stocks, particularly "new-economy" technology issues, were over-valued. Inflationary concerns and the likelihood of rising interest rates further fueled this fear. But, like a drunk who can stay sober for only so long, investors couldn't help but pick up "new-economy" bargains. In June, the Russell 2000 index gained 9%. More significantly, the Russell Growth index leaped 13% while the Value benchmark added only 3% in June.

          However, it does appear that the tide is turning toward real value - in fits and starts to be sure - but turning nonetheless. Year-to-date the Russell 2000 Value stocks are up 5.8% while the companion Growth index gained 1.2%. This relative advantage to value has not materialized in either the Russell mid-cap or the large-cap indices year-to-date. And, as noted, there have been distortions in the Russell 2000 benchmarks. So the evidence is mixed and we are going to have to wait and see if the market is really embracing value or just toying with us.

          One issue facing Kennedy Capital is how do we play our "under-followed" card. In early turns to value, investors and analysts often place their first bets on the better known companies that have fallen into disfavor. Cummins Engine is just one example. It dropped from a high of $80 in 1997 to about $36 today. It is trading under book value and is expected to earn about $5 this year, returning 13% on equity. Or, consider the retailer Dillards which reached $44 in 1998 and traded as high as $38 last year. It now trades at $15 and is expected to earn over $2 this year and next with earnings accelerating in 2002. Dillards is priced at half of book value and less than 4X free cash flow. Both of these are well known companies with thorough, if unenthusiastic, followings. These newly designated "small-cap" stocks

  August, 2000
  Page 3


  Kennedy Capital Management (cont.)

          could turn pretty quickly and bring the Russell indices with them. If KCM avoids these types of stocks completely, we could miss the early turn. We will be evaluating these better known value companies and how they might fit in a KCM portfolio as we set our strategy and wait for a decisive shift toward value.

SIT Investment Associates

SIT Investment, the sub-advisor for the Clearwater Tax-Exempt Bond Fund, made the following comments on the first half and the outlook for balance of 2000:

          The Clearwater Tax-Exempt Bond Fund commenced operations in mid January when municipal bond yields were essentially at their highest levels of the year. The Bond Buyer 40 Bond Index of high grade municipal bond yields was at a 6.31% yield level on January 18, 2000 and declined by 40 basis points to 5.91% on June 30, which was near the lowest level of the year. Yields declined rather evenly across the entire municipal yield curve during the first half of the year, with the highest total returns being earned by the longer end of the municipal market. Within the municipal market, returns from various sectors such as general obligation bonds and revenue bonds as well as returns within revenue sectors such as housing, health care, and electric revenue, varied only slightly. The fund benefited from the fact that its duration of approximately 7 years was at the longer end of its targeted intermediate-term duration range.

          Municipal bond yields declined during the first half of the year. This decline was due primarily to a 23% reduction in supply of municipal bonds and increased buying demand from individual investors who backed off from their enthusiasm for equity investments that dominated the investment markets in 1999. While small additional increases in short-term rates may occur, they will probably not exceed the 1/4% to 1/2% level over the remainder of this year. With slowing economic growth and the prospect of a soft landing for the economy, interest rates are expected to be relatively stable during the second half of this year following the dramatic swings of the past 18 months.

Clearwater Investment Trust              Clearwater Management Company
---------------------------              -----------------------------
P. W. Pascoe, President and CEO          P. W. Pascoe, Chairman and Treasurer
L. R. Jones                              W. T. Weyerhaeuser, V. P. and Secretary
L. H. King                               S. B. Carr, Jr.
C. W. Rasmussen                          W. J. Driscoll
L. Rasmussen                             E. D. Hlavka
F. T. Weyerhaeuser                       C. W. Morley
                                         R. J. Phares
                                         F. W. Piasecki
                                         D. C. Titcomb
                                         G. H. Weyerhaeuser, Jr.

J:\CMC\TLC\MAILINGS\2000\2000_SA.DOC

                          CLEARWATER INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2000                                                                             GROWTH      SMALL CAP    TAX-EXEMPT
                                                                                           FUND          FUND      BOND FUND

ASSETS

Investments in securities, at market value (note 2)
  (identified cost:  $79,548,446 Growth Fund;  $63,426,298 Small Cap Fund;
     $67,199,567 Tax-Exempt Bond Fund)                                                  $176,886,774  $76,103,404  $67,807,510
Cash                                                                                         37,088       21,908      (93,255)
Receivable for investment securities sold                                                   457,982      871,833      246,146
Accrued dividend and interest receivable                                                    106,781        6,848    1,092,414
                                                                                        ------------  -----------  -----------

                                                             TOTAL ASSETS               177,488,625   77,003,993   69,052,815

LIABILITIES

Payables for investment securities purchased                                                 35,789    1,337,328            0
Dividend distribution payable                                                                     0            0      162,667
Accrued management fee                                                                      194,877      241,044      101,814
                                                                                        ------------  -----------  -----------

                                                                    TOTAL LIABILITIES       230,666    1,578,372      264,481

NET ASSETS                                                                              $177,257,959  $75,425,621  $68,788,334
----------
                                                                                        ============  ===========  ===========




CAPITAL

Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no par value for each Fund:
   outstanding 5,281,365; 4,231,111 and 6,818,751 shares, respectively (note 2))        $60,084,756   $52,156,397  $68,188,409
Accumulated net income(loss)                                                                429,761     (131,855)           0
Accumulated net realized gain(loss)                                                      19,405,114   10,723,973       (8,018)
Unrealized appreciation of investments                                                   97,338,328   12,677,106      607,943
                                                                                        ------------  -----------  -----------

NET ASSETS                                                                              $177,257,959  $75,425,621  $68,788,334
----------
                                                                                        ============  ===========  ===========

Net asset value per share of outstanding capital stock                                      $ 33.56      $ 17.83      $ 10.09















See accompanying notes to financial statements.   1



                          CLEARWATER INVESTMENT TRUST


STATEMENTS OF OPERATIONS

For Period Ended June 30, 2000                                                            GROWTH      SMALL CAP    TAX-EXEMPT
                                                                                           FUND          FUND      BOND FUND

INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $4092, $0 and $0, respectively)           $795,045     $227,591      $82,860
     Interest                                                                                19,149      109,939    1,778,776
                                                                                        ------------  -----------  -----------

TOTAL INCOME                                                                                814,194      337,530    1,861,636

     Expenses:  (note 5)
          Income tax expense (net of tax refunds)                                               (85)           0            0
          Investment advisory fee                                                           384,518      469,385      177,327
                                                                                        ------------  -----------  -----------

TOTAL EXPENSES                                                                              384,433      469,385      177,327

                                                             NET INVESTMENT INCOME (LOSS)   429,761     (131,855)   1,684,309

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain(loss) on security transactions                                       19,405,114   10,723,973       (8,018)
  Unrealized appreciation(depreciation) during the period                               (11,228,659)     138,800      607,943
                                                                                        ------------  -----------  -----------

                                                              NET GAIN ON INVESTMENTS     8,176,455   10,862,773     599,925
                                                                                        ------------  -----------  -----------

                                           NET INCREASE IN NET ASSETS FROM OPERATIONS    $8,606,216   $10,730,918  $2,284,234
                                                                                        ============  ===========  ===========






STATEMENTS OF CHANGES IN NET ASSETS

For Period Ended June 30, 2000                      GROWTH FUND                     SMALL CAP FUND          TAX-EXEMPT BOND FUND
                                                    06/30/2000   12/31/1999    06/30/2000    12/31/1999   06/30/2000    12/31/1999
                                                    ----------   ----------    ----------    ----------   ----------    ----------
OPERATIONS

  Net investment income(loss)                         $429,761      $562,430     ($131,855)   ($162,616)  $1,684,309            $0
  Net realized gain(loss) on investments            19,405,114       669,133    10,723,973    5,519,176       (8,018)            0
  Unrealized appreciation(depreciation) during the  (11,228,659)  31,836,313       138,800    7,121,988      607,943             0
    period                                         -----------  ------------  ------------  -----------  -----------   -----------
         NET INCREASE IN NET ASSETS FROM OPERATION 8,606,216      33,067,876    10,730,918   12,478,548    2,284,234             0

DISTRIBUTIONS TO SHAREHOLDERS FROM

  Net investment income                                      0      (750,478)            0            0   (1,684,309)            0
  Net realized gain on investments                           0      (463,810)            0   (5,305,682)           0             0
  Return of capital                                          0      (212,677)            0            0            0             0
                                                    -----------  ------------  ------------  -----------  -----------   -----------

               TOTAL DISTRIBUTIONS TO SHAR0HOLDERS           0    (1,426,965)            0   (5,305,682)  (1,684,309)            0

CAPITAL SHARE TRANSACTIONS (note 4)
  Proceeds from shares sold                          1,016,890     4,587,100     7,420,400    7,224,850   70,964,880            10
  Reinvestment of distributions from net
    investment income, gain,and return of capital            0       873,806             0    6,345,779      859,485             0
  Payments for shares redeemed                      (2,277,731)   (1,961,797)   (1,921,480)    (764,346)  (3,635,966)            0
                                                    -----------  ------------  ------------  -----------  -----------   -----------

                  INCREASE(DECREASE) IN NET ASSETS
                   FROM CAPITAL SHARE TRANSACTIONS  (1,260,841)    3,499,109     5,498,920   12,806,283   68,188,399            10
                                                    -----------  ------------  ------------  -----------  -----------   -----------

                       TOTAL INCREASE IN NET ASSET   7,345,375    35,140,020    16,229,838   19,979,149   68,788,324            10

NET ASSETS

  At the beginning of the period                    169,912,584  134,772,564    59,195,783   39,216,634           10             0
                                                    -----------  ------------  ------------  -----------  -----------   -----------

  At the end of the period                          $177,257,959 $169,912,584  $75,425,621   $59,195,783  $68,788,334          $10
                                                    ============ ============  ============  ===========  ===========   ===========

  Undistributed Net Income                            $442,842       $13,081            $0           $0           $0            $0
                                                    ===========  ============  ============  ===========  ===========   ===========



See accompanying notes to financial statements.   2

                          CLEARWATER INVESTMENT TRUST


                          Notes to Financial Statements

(1)   Organization

          Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

          The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible without requiring the fund to realize taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

          The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

          The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in these securities that generate interest income subject to federal alternative minimum tax.

                          CLEARWATER INVESTMENT TRUST


(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

          Investments in Securities

          Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

          Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

          Federal Taxes

          The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

          Net investment income and net realized gains (losses) for the funds my differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

                          CLEARWATER INVESTMENT TRUST

          On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                               Clearwater          Clearwater
                                               Growth Fund      Small Cap Fund
          ---------------------------------------------------------------------
          Undistributed net income            $        5,200    $     162,616
          Accumulated net realized gains                   0          (162,591)
          Additional paid-in capital                  (5,200)              (25)


          Distributions to Shareholders

          Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and monthly for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

          Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   Investment Security Transactions

          Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended June 30, 2000, were as follows:

                                             Purchases          Sales proceeds
          --------------------------------------------------------------------
          Clearwater Growth Fund            $56,527,441          $57,596,198
          Clearwater Small Cap Fund          49,292,892           46,264,431
          Clearwater Tax-Exempt Bond Fund    72,039,300            8,045,249

                          CLEARWATER INVESTMENT TRUST


(4)   Capital Share Transactions

          Transactions in shares of each fund for the period ended June 30, 2000 and the year ended December 31, 1999, were as follows:

                                             Clearwater                              Clearwater
                                             Growth Fund                           Small Cap Fund
                                            ------------------------------------------------------------------------
                                                06/30/2000          12/31/1999          06/30/2000        2/31/1999

          ----------------------------------------------------------------------------------------------------------
          Sold                                     30,943             163,135              428,722          512,476
          Issued for reinvested
            distributions                               0              29,145                    0          454,134

          Redeemed                                (69,270)            (72,041)            (109,756)         (51,680)

          ----------------------------------------------------------------------------------------------------------
          Increase                                (38,327)            120,239              318,966          914,930
          ----------------------------------------------------------------------------------------------------------



                                                                            Clearwater
                                                                       Tax-Exempt Bond Fund
                                                             --------------------------------------
                                                                    06/30/2000           12/31/1999

                     ------------------------------------------------------------------------------
                     Sold                                           7,095,827                    1
                     Issued for reinvested
                       distributions                                   85,619                    0

                     Redeemed                                        (362,696)                   0

                     ------------------------------------------------------------------------------
                     Increase                                       6,818,750                    1
                     ------------------------------------------------------------------------------

                          CLEARWATER INVESTMENT TRUST


(5)   Expenses and Related Party Transactions

          The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman and treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of .45%, 1.35% and .60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

          The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, Inc., is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to SIT Investment Associates Inc., is equal to an annual rate of .40% on the first $20 million in net assets and then decreasing in reduced percentages to .20% of net assets in excess of $75 million.

(6)   Restricted Securities

          At June 30, 2000, investments in securities for the Clearwater Growth Fund includes a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The Fund currently limits investments in restricted securities to 15% of net assets at the time of purchase. The aggregate value of such security at June 30, 2000 was $959,872 representing .54% of net assets for the Clearwater Growth Fund.

                          CLEARWATER INVESTMENT TRUST


(7)  Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund

                                                  June 30,               Year ended December 31,
                                                            ---------------------------------------------------
                                                     2000      1999      1998      1997(b)    1996      1995

       --------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year             31.94     25.92     21.17      17.88     17.01     13.62
       --------------------------------------------------------------------------------------------------------
       Income from investment
         operations:

            Net investment income(loss)                0.08      0.11      0.09      (0.01)    (0.01)     0.01
            Net realized and unrealized gains          1.54      6.18      4.71       5.08      3.68      4.43

       --------------------------------------------------------------------------------------------------------
              Total from investment

                operations                             1.62      6.29      4.80       5.07      3.67      4.44

       --------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income          0.00     (0.14)    (0.05)      0.00      0.00     (0.01)
         Distributions from net realized gains         0.00     (0.09)     0.00      (1.78)    (2.80)    (1.04)
         Return of capital                             0.00     (0.04)     0.00       0.00      0.00      0.00

       --------------------------------------------------------------------------------------------------------
              Total distributions                      0.00     (0.27)    (0.05)     (1.78)    (2.80)    (1.05)

       --------------------------------------------------------------------------------------------------------
       Net asset value, end of year                   33.56     31.94     25.92      21.17     17.88     17.01

       --------------------------------------------------------------------------------------------------------
       Total return(a)                                 5.1%     24.3%     22.7%      28.4%     21.6%     32.6%

       Net assets, end of year (000s omitted)       177,258   169,913   134,773    106,859    93,922    84,775

       Ratio of expenses to average net assets        0.23%     0.45%     0.45%      0.98%     1.08%     1.08%

       Ratio of net investment income (loss) to
         average net assets                           0.25%     0.39%     0.39%     (0.06%)   (0.07%)    0.06%

       Portfolio turnover rate (excluding short-
         term securities)                            32.91%    12.19%     3.65%     38.16%    75.90%    58.64%

       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Effective November 1, 1997, Parametric Portfolio Associates, Inc. became the subadvisor for the fund.

                          CLEARWATER INVESTMENT TRUST


  6

Clearwater Small Cap Fund

                                                    June                Year ended December 31,
                                                            ---------------------------------------------------
                                                     2000      1999      1998       1997      1996      1995
       --------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year             15.13     13.08     15.24      12.74     11.47      9.89
       --------------------------------------------------------------------------------------------------------
       Income from investment
         operations:

            Net investment income(loss)               (0.03)    (0.05)    (0.04)     (0.02)     0.00      0.04
            Net realized and unrealized gains(losses)  2.73      3.57     (1.04)      5.14      1.71      2.56

       --------------------------------------------------------------------------------------------------------
              Total from investment

                operations                             2.70      3.52     (1.08)      5.12      1.71      2.60

       --------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income          0.00      0.00      0.00       0.00      0.00     (0.04)
         Excess distributions from net invest income   0.00      0.00      0.00       0.00     (0.01)     0.00
         Distributions from net realized gains         0.00     (1.47)    (1.08)     (2.62)    (0.42)    (0.98)
         Return of capital                             0.00      0.00      0.00       0.00     (0.01)     0.00

       --------------------------------------------------------------------------------------------------------
              Total distributions                      0.00     (1.47)    (1.08)     (2.62)    (0.44)    (1.02)

       --------------------------------------------------------------------------------------------------------
       Net asset value, end of year                   17.83     15.13     13.08      15.24     12.74     11.47

       --------------------------------------------------------------------------------------------------------
       Total return(a)                                17.8%     27.3%     (7.1%)     40.2%     15.0%     26.3%

       Net assets, end of year (000s omitted)        75,426    59,196    39,217     40,838    32,774    26,826

       Ratio of expenses to average net assets        0.68%     1.34%     1.36%      1.35%     1.37%     1.35%

       Ratio of net investment income (loss) to
         average net assets                          (0.19%)   (0.35%)   (0.26%)    (0.17%)    0.00%     0.36%

       Portfolio turnover rate (excluding short-
         term securities)                            70.36%   112.63%    88.27%     92.22%    89.25%    77.46%


(a)  Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                          CLEARWATER INVESTMENT TRUST

  7

Clearwater Tax-Exempt Bond Fund

                                                                            June
                                                                         2000(a)

       -------------------------------------------------------------------------
       Net asset value, beginning of period                               10.00
       -------------------------------------------------------------------------
       Income from investment
         operations:

            Net investment income(loss)                                    0.25
            Net realized and unrealized gains(losses)                      0.09

       -------------------------------------------------------------------------
              Total from investment

                operations                                                 0.34

       -------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income                             (0.25)
         Excess distributions from net invest income                       0.00
         Distributions from net realized gains                             0.00
         Return of capital                                                 0.00

       -------------------------------------------------------------------------
              Total distributions                                         (0.25)

       -------------------------------------------------------------------------
       Net asset value, end of year                                       10.09

       -------------------------------------------------------------------------
       Total return(b)                                                     3.6%

       Net assets, end of year (000s omitted)                            68,788

       Ratio of expenses to average net assets                            0.32%

       Ratio of net investment income (loss) to
         average net assets                                               3.03%

       Portfolio turnover rate (excluding short-
         term securities)                                                15.52%


       (a) The period began 1-14-00.

       (b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

COMMON STOCKS

CONSUMER DISCRETIONARY
                     1,250    ABERCROMBIE AND FITCH CO (b)                    12,875.00       15,234.37
                       100    AMERICAN EAGLE OUTFITTERS INC (b)                1,674.75        1,400.00
                       850    AMERICAN GREETINGS CORP                         15,007.26       16,150.00
                       100    AMFM INC (b)                                     6,687.25        6,900.00
                    12,824    AT & T - LIBERTY MEDIA GROUP CL A (b)          292,097.01      310,982.00
                       100    AUTOLIV                                          2,805.85        2,406.25
                     5,200    AUTONATION INC DEL (b)                          42,074.76       36,725.00
                     1,250    BELO A H CORP                                   18,687.50       21,640.62
                       850    BEST BUY CO INC (b)                             71,079.13       53,762.50
                     1,200    BLACK + DECKER CORPORATION                      41,922.00       47,175.00
                       100    CABLEVISION SYS CORP (b)                         6,543.50        6,787.50
                     3,300    CENTEX CORP                                     74,691.79       77,550.00
                       650    CIRCUIT CITY STORES INC                         40,870.25       21,571.87
                       100    CLAIRE S STORES INC                              1,918.50        1,925.00
                     1,550    CLAYTON HOMES INC                               13,849.25       12,400.00
                       200    CLEAR CHANNEL COMMUNICATIONS (b)                11,524.50       15,000.00
                     3,100    COMCAST CORP (b)                               142,350.04      125,550.00
                       100    CONSOLIDATED STORES CORP (b)                     1,231.00        1,200.00
                     5,750    COOPER TIRE + RUBR CO                           67,904.63       63,968.75
                     1,800    COSTCO WHSL CORP NEW (b)                        39,156.25       59,400.00
                     2,300    DANA CORP                                       71,006.75       48,731.25
                       100    DILLARDS INC                                     1,487.25        1,225.00
                    23,650    DISNEY WALT CO                                 816,663.53      917,915.62
                       400    EBAY INC (b)                                    30,362.50       21,725.00
                     1,600    ECHOSTAR COMMUNICATIONS CORP N (b)              98,500.00       52,975.00
                       200    ETOYS INC (b)                                    1,662.50        1,268.75
                     8,000    FEDERAL MOGUL CORP                             105,980.00       76,500.00
                    16,700    FEDERATED DEPT STORES INC DEL (b)              439,377.00      563,625.00
                    13,150    FORD MTR CO DEL                                680,164.04      565,450.00
                       100    FOX ENTMT GROUP INC (b)                          2,799.75        3,037.50
                       900    GANNETT INC                                     48,672.72       53,831.25
                     2,362    GAP INC                                         66,915.59       73,812.50
                     7,050    GENERAL MTRS CORP                              474,542.55      409,340.62
                     4,300    GOODYEAR TIRE AND RUBBER                       126,014.08       86,000.00
                    79,000    HARLEY DAVIDSON INC                            462,841.25    3,041,500.00
                       101    HILTON HOTELS CORP                                 884.91          946.87
                     5,350    HOLLINGER INTERNATIONAL INC                     62,343.02       72,893.75
                    77,250    HOME DEPOT INC                                  50,381.91    3,857,671.87
                       100    INFINITY BROADCASTING CORP NEW (b)               3,356.00        3,643.75
                       400    INTERPUBLIC GROUP COS INC                       12,024.50       17,200.00
                       450    K MART CORP (b)                                  3,795.75        3,065.62
                    42,150    KOHLS CORP (b)                                 342,647.84    2,344,593.75
                     2,800    LEAR CORP (b)                                   75,605.60       56,000.00
                       100    LEGGETT + PLATT INC                              2,112.25        1,650.00
                       100    LIBERTY DIGITAL INC (b)                          3,156.00        3,000.00
                     1,900    LOWES COS INC                                   94,939.00       78,018.75
                       100    MANDALAY RESORT GROUP (b)                        1,956.00        2,000.00
                    40,000    MARRIOTT INTL INC NEW                          338,804.02    1,442,500.00
                     1,200    MAYTAG CORP                                     37,515.72       44,250.00
                     5,400    MCDONALDS CORP                                 132,805.67      177,862.50
                       400    MCGRAW HILL COS INC                             16,537.00       21,600.00


                                      1                           (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

                       100    NEWELL RUBBERMAID INC                            2,456.00        2,575.00
                       700    OFFICE DEPOT INC (b)                             7,766.99        4,375.00
                       200    OMNICOM GROUP                                   10,562.00       17,812.50
                     3,150    PENNEY J C INC                                  52,595.33       58,078.12
                       100    PREMIER PKS INC (b)                              2,468.50        2,275.00
                       400    PRICELINE COM INC (b)                           25,587.52       15,193.75
                       100    PRIMEDIA INC (b)                                 2,181.00        2,275.00
                       100    RADIOSHACK CORP                                  5,881.00        4,737.50
                       100    ROSS STORES INC                                  2,081.00        1,706.25
                       100    SAKS INC (b)                                     1,193.50        1,050.00
                       100    SEARS ROEBUCK + CO                               3,949.75        3,262.50
                       100    SHAW INDS INC                                    1,574.75        1,250.00
                       650    STAPLES INC (b)                                 12,675.00        9,993.75
                       100    STARBUCKS CORP (b)                               3,287.50        3,818.75
                     1,700    TARGET CORP                                     60,597.48       98,600.00
                       100    TICKETMASTER ONLINE CITYSEARCH (b)               2,081.25        1,593.75
                    10,500    TIME WARNER INC                                765,336.56      798,000.00
                     1,750    TJX COS INC NEW                                 33,304.95       32,812.50
                       300    TOYS R US INC (b)                                4,730.49        4,368.75
                     2,025    TRIBUNE CO NEW                                  75,235.35       70,875.00
                       350    TRICON GLOBAL RESTAURANTS INC (b)               10,230.38        9,887.50
                     1,400    TRW INC                                         77,852.74       60,725.00
                       400    UNITEDGLOBALCOM (b)                             23,136.52       18,700.00
                       100    VENATOR GROUP INC (b)                            1,181.00        1,025.00
                  7,536.75    VIACOM INC (b)                                 182,636.55      513,912.14
                  1,721.77    VISTEON CORP                                    28,538.68       20,876.46
                    26,350    WAL MART STORES INC                          1,024,520.04    1,518,418.75
                       100    WARNACO GROUP INC                                1,062.25          775.00
                                                                         --------------- ---------------
                                                                           7,935,509.00   18,220,536.18        10.28%
CONSUMER STAPLES
                        40    AGRIBRANDS INTL INC (b)                          1,196.85        1,677.50
                     1,350    ALBERTSONS INC                                  38,293.56       44,887.50
                     1,800    ANHEUSER BUSCH COS INC                          76,807.95      134,437.50
                       100    ARCHER DANIELS MIDLAND CO                        1,037.25          981.25
                       150    AVON PRODS INC                                   4,930.88        6,675.00
                    36,000    COCA COLA CO                                 1,081,705.00    2,067,750.00
                     2,000    COLGATE PALMOLIVE CO                            63,903.80      119,750.00
                       100    CONAGRA INC                                      1,793.50        1,906.25
                     1,200    CVS CORP                                        37,761.00       48,000.00
                     5,600    FORT JAMES CORP                                139,048.56      129,500.00
                       400    GENERAL MLS INC                                 12,499.50       15,300.00
                    33,000    GILLETTE CO                                    550,137.35    1,152,937.50
                     1,050    IBP INC                                         15,072.33       16,209.37
                     2,750    KIMBERLY CLARK CORP                            142,946.29      157,781.25
                     7,450    KROGER CO (b)                                  125,942.54      164,365.62
                    10,400    NABISCO GROUP HLDG CORP                        103,718.20      269,750.00
                     7,250    PEPSICO INC                                    267,554.00      322,171.87
                    32,850    PHILIP MORRIS COS INC                          547,506.76      872,578.12
                    15,000    PROCTER + GAMBLE CO                            564,654.60      858,750.00
                       100    REYNOLDS R J TOB HLDGS INC                       1,699.75        2,793.75
                     1,600    SAFEWAY INC (b)                                 47,173.04       72,200.00
                     3,950    SYSCO CORP                                     121,024.50      166,393.75
                       100    TYSON FOODS INC (DEL)                            1,049.75          875.00
                    50,000    WALGREEN CO                                    632,788.70    1,609,375.00
                     1,800    WRIGLEY WM JR CO                               125,320.50      144,337.50
                                                                         --------------- ---------------
                                                                           4,705,566.16    8,381,383.73         4.73%


See notes to investments in securities        2                     (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

ENERGY

                     3,050    AMERADA HESS CORP                              176,480.02      188,337.50
                     1,500    ANADARKO PETE CORP                              50,527.50       73,968.75
                     1,450    APACHE CORP                                     61,627.61       85,278.12
                    32,226    BP AMOCO PLC                                   973,193.21    1,822,783.12
                     5,450    BURLINGTON RES INC                             178,458.36      208,462.50
                     2,150    CHEVRON CORP                                   180,150.95      182,346.87
                     2,100    COASTAL CORP                                    67,063.50      127,837.50
                     5,280    CONOCO INC                                     104,244.85      129,690.00
                       100    DEVON ENERGY CORPORATION NEW                     4,231.00        5,618.75
                     4,250    EOG RESOURCES INC                               80,823.95      142,375.00
                    40,160    EXXON MOBIL CORP                             3,228,776.60    3,152,560.00
                       600    MURPHY OIL CORP                                 32,054.76       35,662.50
                     2,900    NOBLE AFFILIATES INC                            74,136.48      108,025.00
                    16,450    OCCIDENTAL PETE CORP                           308,653.00      346,478.12
                       100    OCEAN ENERGY INC TEX (b)                         1,243.50        1,418.75
                     5,650    PHILLIPS PETE CO                               241,079.85      286,384.37
                     2,450    SANTA FE SNYDER CORP (b)                        21,506.35       27,868.75
                    34,570    SCHLUMBERGER LTD                               872,552.00    2,579,786.25
                     4,850    SUNOCO INC                                     109,368.96      142,771.87
                     2,000    TOSCO CORP                                      57,463.80       56,625.00
                     9,692    TRANSOCEAN SEDCO FOREX INC                     182,407.13      517,916.25
                     1,150    ULTRAMAR DIAMOND SHAMROCK                       24,284.66       28,534.37
                       600    UNION PACIFIC RES GROUP INC (b)                 11,961.00       13,200.00
                     3,350    UNOCAL CORP                                     91,904.24      110,968.75
                                                                         --------------- ---------------
                                                                           7,134,193.28   10,374,898.09         5.85%
FINANCIALS

                       286    AEGON                                           10,483.69       10,188.75
                       300    AFLAC INC                                       10,336.74       13,781.25
                     6,900    ALLSTATE CORP                                  150,176.43      153,525.00
                     1,000    AMB PPTY CORP                                   20,197.50       22,812.50
                     8,550    AMERICAN EXPRESS CO                            302,770.98      445,668.75
                       800    AMERICAN GEN CORP                               41,298.00       48,800.00
                    26,060    AMERICAN INTL GROUP INC                        494,492.61    3,062,050.00
                       950    AMERITRADE HLDG CORP (b)                        14,606.25       11,043.75
                     7,484    AMSOUTH BANCORPORATION                         107,205.00      117,873.00
                       950    AON CORP                                        25,856.97       29,509.37
                       110    ASSOCIATED BANC CORP                             2,643.75        2,399.37
                    10,100    ASSOCIATES FIRST CAP CORP                      193,931.11      225,356.25
                     3,300    ASTORIA FINL CORP                               87,762.51       84,975.00
                    24,000    AXA FINL INC                                   461,539.95      816,000.00
                     2,600    BANK NEW YORK INC                               62,790.52      120,900.00
                    16,550    BANK ONE CORP                                  510,752.86      439,609.37
                       300    CAPITAL ONE FINL CORP                           13,724.25       13,387.50
                       100    CATELLUS DEV CORP (b)                            1,356.00        1,500.00
                       400    CENTURA BKS INC                                 16,080.24       13,575.00
                     6,550    CHARTER ONE FINL INC                           126,049.44      150,650.00
                    19,500    CHASE MANHATTAN CORP NEW                       654,888.75      898,218.75
                     4,450    CIT GROUP INC                                   69,719.93       72,312.50
                    37,617    CITIGROUP INC                                  542,003.72    2,266,424.25
                     5,150    COMMERCIAL FED CORP                             78,155.88       80,146.87
                     1,550    COUNTRYWIDE CR INDS INC                         40,480.57       46,984.37
                     1,550    DIME BANCORP INC NEW                            21,589.95       24,412.50
                       100    DONALDSON LUFKIN + JENRETTE (b)                  1,087.25          712.50
                     2,900    E TRADE GROUP INC (b)                           58,693.68       47,850.00
                    21,500    FEDERAL HOME LN MTG CORP                        65,945.84      870,750.00
                    13,000    FEDERAL NATL MTG ASSN                          741,048.50      678,437.50
                       100    FELCOR LODGING TR INC                            2,031.00        1,850.00
                       600    FIFTH THIRD BANCORP                             26,025.00       37,950.00
                     4,550    FINOVA GROUP INC                                59,001.22       59,150.00


See notes to investments in securities        3                     (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

                     2,700    FIRST SEC CORP DEL                              38,643.75       36,618.75
                     1,850    FIRST TENN NATL CORP                            34,167.28       30,640.62
                     9,800    FIRSTAR CORP WIS                               223,238.12      206,412.50
                     9,700    FLEETBOSTON FINL CORP                          305,140.64      329,800.00
                    18,000    FRANKLIN RES INC                               332,901.55      546,750.00
                     6,200    GOLDEN ST BANCORP INC                           97,206.64      111,600.00
                       100    HARTFORD FINANCIAL SVCS GRP                      5,506.00        5,593.75
                     3,700    HELLER FINL INC                                 66,390.58       75,850.00
                       100    HIBERNIA CORP                                    1,081.00        1,087.50
                    11,650    HOST MARRIOTT CORP NEW                         103,567.34      109,218.75
                     4,350    HOUSEHOLD INTL INC                             166,173.67      180,796.87
                       100    HRPT PPTYS TR                                      806.00          612.50
                     2,750    HUNTINGTON BANCSHARES INC                       50,006.28       43,484.37
                       100    ISTAR FINL INC                                   1,837.25        2,093.75
                    12,100    KEYCORP NEW                                    225,332.25      213,262.50
                       700    KEYSTONE FINL INC                               10,979.50       14,875.00
                       200    KNIGHT TRADING GROUP INC (b)                     7,415.62        5,962.50
                       850    LEHMAN BROTHERS HLDGS INC                       71,447.86       80,378.12
                     2,700    LINCOLN NATL CORP IN                            82,662.12       97,537.50
                     1,050    LOEWS CORP                                      49,966.14       63,000.00
                       950    MARSH + MCLENNAN COS INC                        48,954.50       99,215.62
                       100    MARSHALL + ILSLEY CORP                           4,787.25        4,150.00
                     2,150    MBNA CORP                                       38,937.00       58,318.75
                     1,750    MEDITRUST (b)                                    3,605.00        6,562.50
                     1,800    MELLON FINL CORP                                46,904.04       65,587.50
                    44,000    MERCURY GEN CORP NEW                           622,320.30    1,039,500.00
                     1,300    MERRILL LYNCH + CO INC                         138,565.44      149,500.00
                    24,000    MGIC INVT CORP WIS                             576,720.00    1,092,000.00
                     2,400    MORGAN J P + CO INC                            284,762.70      264,300.00
                     4,300    MORGAN STANLEY DEAN WITTER+CO                  365,602.23      357,975.00
                    13,850    NATIONAL CITY CORP                             239,683.94      236,315.62
                       100    NATIONAL COMM BANCORP                            1,675.00        1,606.25
                       100    NATIONWIDE FINL SVCS INC                         2,793.50        3,287.50
                       100    NORTH FORK BANCORPORATION INC                    1,618.50        1,512.50
                       400    NORTHERN TRUST CORP                             14,850.00       26,025.00
                       105    OLD KENT FINL CORP                               3,087.25        2,808.75
                     5,800    PACIFIC CENTY FINL CORP                         98,035.66       84,825.00
                       100    PEOPLES BK BRIDGEPORT CONN                       2,075.00        1,837.50
                       100    POPULAR INC                                      2,024.75        1,906.25
                    39,000    PRICE T ROWE + ASSOC INC                       544,918.25    1,657,500.00
                       100    PROVIDENT FINL GROUP INC                         2,912.50        2,381.25
                     1,250    PROVIDIAN FINL CORP                             95,606.52      112,500.00
                     8,500    RADIAN GROUP INC                               245,161.25      439,875.00
                       100    ROSLYN BANCORP INC                               1,700.00        1,660.93
                       100    SAFECO CORP                                      2,050.00        1,987.50
                       900    SCHWAB CHARLES CORP                             35,707.86       30,262.50
                       100    SLM HLDG CORP                                    3,031.00        3,743.75
                       100    SOVEREIGN BANCORP INC                              713.38          703.12
                       500    STATE STREET CORPORATION                        28,217.50       53,031.25
                     2,400    SUMMIT BANCORP                                  62,644.08       59,100.00
                    55,000    TCF FINANCIAL CORP                             965,087.50    1,412,812.50
                     1,850    UNION PLANTERS CORP                             53,751.57       51,684.37
                       100    UNIONBANCAL CORP                                 2,956.00        1,856.25
                       100    UNITED RENTALS INC (b)                           1,399.75        1,712.50
                     2,900    UNUMPROVIDENT CORP                              41,036.45       58,181.25
                    10,350    US BANCORP DEL                                 216,030.38      199,237.50
                    11,000    WASHINGTON MUT INC                             265,978.90      317,625.00
                    54,000    WELLS FARGO + CO NEW                         1,214,909.50    2,092,500.00
                    12,500    XL CAPITAL LTD                                 159,375.00      676,562.50
                       100    ZIONS BANCORP                                    4,146.88        4,589.06
                                                                         --------------- ---------------
                                                                          13,333,532.01   23,701,119.05        13.37%


See notes to investments in securities        4                     (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

HEALTHCARE

                     5,000    ABBOTT LABS                                    157,381.25      222,812.50
                     2,100    AETNA INC                                      112,200.90      134,793.75
                     6,650    AMERICAN HOME PRODUCTS CORP                    270,785.48      390,687.50
                    52,000    AMGEN INC (b)                                  232,136.00    3,653,000.00
                       900    BAXTER INTL INC                                 40,763.56       63,281.25
                    18,600    BIOGEN INC (b)                                 270,530.49    1,199,700.00
                     9,850    BRISTOL MYERS SQUIBB CO                        469,755.60      573,762.50
                       800    CIGNA CORP                                      45,024.00       74,800.00
                       180    EDWARDS LIFESCIENCES CORP (b)                    1,871.69        3,442.50
                    17,950    ELAN PLC (b)                                   252,083.32      869,453.12
                     1,400    GUIDANT CORP (b)                                44,560.75       69,300.00
                       850    HCA HEALTHCARE CO                               19,619.79       25,818.75
                     5,400    HEALTHSOUTH CORP (b)                            33,061.50       38,812.50
                       100    HUMANA INC (b)                                     793.50          487.50
                    16,500    JOHNSON + JOHNSON                              364,435.12    1,680,937.50
                    19,000    LILLY ELI + CO                                 794,112.40    1,897,625.00
                    46,000    MEDTRONIC INC                                  171,646.13    2,291,375.00
                     9,200    MERCK + CO INC                                 482,722.90      704,950.00
                   213,062    PFIZER INC                                   1,449,266.72   10,226,976.00
                    24,523    PHARMACIA CORP                                 385,185.40    1,267,532.56
                     4,800    SCHERING PLOUGH CORP                           140,844.00      242,400.00
                    17,750    SERVICE CORP INTL                               54,315.00       56,578.12
                    12,000    SMITHKLINE BEECHAM P L C                       345,855.00      782,250.00
                       100    STEWART ENTERPRISES INC                            502.88          353.12
                    35,000    STRYKER CORP                                   270,380.65    1,531,250.00
                                                                         --------------- ---------------
                                                                           6,409,834.03   28,002,379.17        15.80%
INDUSTRIALS

                     2,750    ALLIED WASTE INDUSTRIES INC (b)                 16,321.25       27,500.00
                       100    AMERICAN PWR CONVERSION CORP (b)                 3,500.00        4,081.25
                       100    AMERICAN STD COS INC DEL (b)                     4,312.25        4,100.00
                     4,500    AMR CORP DEL (b)                               158,338.80      118,968.75
                     8,950    ARMSTRONG HLDGS INC                            179,306.09      137,046.87
                     2,000    AUTOMATIC DATA PROCESSING INC                   52,653.80      107,125.00
                    19,000    BOEING CO                                      449,445.00      794,437.50
                     2,100    BORG WARNER INC                                 77,932.26       73,762.50
                     2,300    BURLINGTON NORTHN SANTA FE                      53,681.77       52,756.25
                     3,100    CATERPILLAR INC                                123,123.63      105,012.50
                    37,000    CENDANT CORP (b)                               284,605.76      518,000.00
                       150    COMDISCO INC                                     4,902.75        3,346.87
                       100    CONCORD EFS INC (b)                              2,181.00        2,600.00
                       500    CONTINENTAL AIRLS INC (b)                       20,917.50       23,500.00
                       100    COOPER INDS INC                                  3,457.56        3,256.25
                    13,175    CRANE CO                                       222,160.04      320,317.18
                     5,100    CSX CORP                                       107,399.88      108,056.25
                       100    DEERE + CO                                       4,181.00        3,700.00
                     1,978    DELPHI AUTOMOTIVE SYS CORP                      34,340.69       28,804.62
                     1,800    DELTA AIR LINES INC DE                          99,292.33       91,012.50
                     1,300    DONNELLEY R R + SONS CO                         29,202.94       29,331.25
                       800    DOVER CORP                                      27,686.52       32,450.00
                       750    EMERSON ELEC CO                                 42,260.63       45,281.25
                    18,400    FEDEX CORP (b)                                 368,548.50      699,200.00
                    37,100    FISERV INC (b)                                 503,371.76    1,604,575.00
                     1,050    FLUOR CORP                                      33,531.75       33,206.25
                   118,800    GENERAL ELEC CO                              1,968,783.32    6,296,400.00
                       100    GENUINE PARTS CO                                 2,356.00        2,000.00
                     2,550    GOODRICH B F CO                                 71,012.37       86,859.37
                     6,600    HONEYWELL INTL INC                             371,100.21      222,337.50
                       100    HUBBELL INC                                      2,549.75        2,550.00
                       900    ILLINOIS TOOL WKS INC                           47,147.76       51,300.00
                     2,300    INGERSOLL RAND CO                               96,969.29       92,575.00
                     5,700    JOHNS MANVILLE CORP                             54,223.53       75,168.75
                       100    KANSAS CITY SOUTHN INDS INC                      7,349.75        8,868.75
                     3,150    LAFARGE CORP                                    74,695.32       66,150.00


See notes to investments in securities        5                     (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

                       100    LANIER WORLDWIDE INC (b)                           199.75          100.00
                     4,700    LOCKHEED MARTIN CORP                           123,213.32      116,618.75
                       100    MASCO CORP                                       2,284.16        1,806.25
                       100    MODIS PROFESSIONAL SVCS INC (b)                    793.50          887.50
                     5,250    NORFOLK SOUTHN CORP                             90,221.25       78,093.75
                       400    NORTHWEST AIRLS CORP (b)                         7,781.24       12,175.00
                       100    PACCAR INC                                       4,706.25        3,968.75
                       100    PARKER HANNIFIN CORP                             3,799.75        3,425.00
                       100    PENTAIR INC                                      4,043.50        3,550.00
                     7,900    RAYTHEON CO                                    189,874.13      152,075.00
                       900    REPUBLIC SVCS INC (b)                           10,007.12       14,400.00
                       150    ROCKWELL INTL CORP NEW                           5,924.63        4,725.00
                       433    SABRE HLDGS CORP (b)                            20,013.18       12,340.50
                       100    SNAP ON INC                                      2,618.50        2,662.50
                     3,375    SODEXHO MARRIOTT SVCS INC                       91,232.92       54,000.00
                       450    SOUTHWEST AIRLS CO                               6,712.00        8,521.87
                       850    STEELCASE INC                                    8,991.64       14,450.00
                       250    TECUMSEH PRODS CO (b)                           11,271.25        9,546.87
                     5,550    TENNECO AUTOMOTIVE INC                          48,726.78       29,137.50
                       400    TEXTRON INC                                     23,724.00       21,725.00
                       800    THOMAS + BETTS CORP                             20,623.04       15,300.00
                    34,000    TYCO INTL LTD NEW                              329,885.00    1,610,750.00
                     1,300    U S INDS INC NEW                                14,703.00       15,762.50
                     2,600    UAL CORP                                       153,831.10      151,287.50
                     1,050    UNION PAC CORP                                  43,934.84       39,046.87
                     2,550    UNITED TECHNOLOGIES CORP                       111,618.03      150,131.25
                     2,750    US AIRWAYS GROUP INC (b)                        63,996.35      107,250.00
                     2,650    USG CORP                                       101,015.35       80,493.75
                     8,650    WASTE MGMT INC DEL                             135,675.25      164,350.00
                     2,700    YORK INTL CORP                                  57,118.23       68,175.00
                                                                         --------------- ---------------
                                                                           7,291,381.82   14,822,393.52         8.36%
INFORMATION TECHNOLOGY
                       100    ADAPTEC INC (b)                                  2,462.50        2,275.00
                    23,150    ADC TELECOMMUNICATIONS INC (b)                 241,486.18    1,941,706.25
                       100    ADOBE SYS INC                                   12,312.50       13,000.00
                     1,600    ADVANCED MICRO DEVICES INC (b)                 105,552.24      123,600.00
                     2,440    AGILENT TECHNOLOGIES INC (b)                   139,150.56      179,950.00
                     1,150    ALTERA CORP (b)                                119,981.23      117,228.12
                    31,550    AMERICA ONLINE INC DEL (b)                   2,033,627.96    1,664,262.50
                    23,700    ANALOG DEVICES INC (b)                         212,568.42    1,801,200.00
                     2,200    APPLE COMPUTER (b)                             138,525.05      115,225.00
                     9,600    APPLIED MATERIALS INC (b)                      737,240.76      870,000.00
                       750    APPLIED MICRO CIRCUITS CORP (b)                 92,153.10       74,062.50
                       100    ARROW ELECTRS INC (b)                            4,443.50        3,100.00
                    36,050    ASM LITHOGRAPHY HLDG N V  (b)                  220,782.21    1,590,706.25
                     2,150    ATMEL CORP (b)                                 106,378.05       79,281.25
                     1,600    BEA SYS INC (b)                                 80,337.50       79,100.00
                       100    BMC SOFTWARE INC (b)                             4,725.00        3,648.43
                       750    CABLETRON SYSTEMS INC (b)                       20,304.38       18,937.50
                    28,100    CERIDIAN CORP (b)                              345,476.55      676,156.25
                       100    CHECKFREE CORP (b)                               5,137.50        5,156.25
                   131,550    CISCO SYS INC (b)                              205,622.96    8,361,646.87
                     1,000    CITRIX SYS INC (b)                              50,687.50       18,937.50
                       600    CNET NETWORKS INC (b)                           23,025.00       14,737.50
                     9,300    COMPAQ COMPUTER CORP                           274,733.16      237,731.25
                    15,000    COMPUTER ASSOC INTL INC                        514,842.00      767,812.50
                    10,000    COMPUTER SCIENCES CORP (b)                     341,043.55      746,875.00
                       100    COMPUWARE CORP (b)                               1,225.00        1,037.50
                       650    COMVERSE TECHNOLOGY INC (b)                     56,918.75       60,450.00
                       900    CONEXANT SYS INC (b)                            53,718.75       43,762.50
                       700    CORNING INC                                    149,216.97      188,912.50
                       300    CRITICAL PATH INC (b)                           15,200.01       17,493.75
                    19,350    DELL COMPUTER CORP (b)                         737,026.77      954,196.87
                    19,000    DENDRITE INTL INC (b)                           74,950.83      632,937.50
                    24,100    E M C CORP MASS (b)                          1,146,907.09    1,854,193.75
                     1,000    EARTHLINK INC (b)                               18,812.50       15,437.50


See notes to investments in securities        6                     (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

                       100    ELECTRONIC DATA SYS CORP NEW                     3,917.93        4,125.00
                    22,000    FIRST DATA CORP                                226,047.22    1,091,750.00
                       250    GENERAL MTRS CORP (b)                           24,111.88       21,937.50
                     6,400    HEWLETT PACKARD CO                             640,013.94      799,200.00
                     2,050    IKON OFFICE SOLUTIONS INC                       12,038.63        7,943.75
                     1,000    INFOSPACE INC (b)                               71,237.50       55,250.00
                       100    INGRAM MICRO INC (b)                             1,931.00        1,743.75
                       550    INKTOMI CORP (b)                                87,800.02       65,037.50
                    52,000    INTEL CORP                                     208,329.75    6,951,750.00
                    16,550    INTERNATIONAL BUSINESS MACHS                 1,745,892.47    1,813,259.37
                       100    INTUIT (b)                                       3,568.75        4,137.50
                       100    I2 TECHNOLOGIES INC (b)                         12,562.50       10,426.56
                     1,900    JDS UNIPHASE CORP (b)                          178,294.48      227,762.50
                     1,200    KLA TENCOR CORP (b)                             90,943.76       70,275.00
                    14,800    LEGATO SYSTEMS INC (b)                          58,221.42      223,850.00
                       100    LEXMARK INTL GROUP INC (b)                      11,974.75        6,725.00
                     1,700    LINEAR TECHNOLOGY CORP                          95,762.53      108,693.75
                    41,180    LUCENT TECHNOLOGIES INC                      2,089,093.31    2,439,915.00
                     1,150    LYCOS INC (b)                                   52,325.00       62,100.00
                       600    MACROMEDIA INC (b)                              51,523.50       58,012.50
                       200    MARIMBA INC (b)                                  4,199.50        2,787.50
                     1,750    MAXIM INTEGRATED PRODS INC (b)                 116,962.48      118,890.62
                     1,950    METROMEDIA FIBER NETWORK INC (b)                63,309.29       77,390.62
                     5,300    MICRON TECHNOLOGY INC (b)                      356,716.44      466,731.25
                    52,000    MICROSOFT CORP (b)                              83,073.61    4,160,000.00
                    131.67    MIPS TECHNOLOGIES INC (b)                        2,915.72        5,595.97
                       840    MOMENTUM BUSINESS APPLICATIONS (b)                      -        6,195.00
                     7,500    MOTOROLA INC                                   340,089.50      217,968.75
                       450    NATIONAL SEMICONDUCTOR CORP (b)                 29,642.63       25,537.50
                       250    NOVELL INC (b)                                   4,621.88        2,312.50
                     1,000    NOVELLUS SYS INC (b)                            67,906.24       56,562.50
                    47,700    ORACLE CORP (b)                                 50,015.09    4,009,781.25
                    19,450    PARAMETRIC TECHNOLOGY CORP (b)                 114,876.56      213,950.00
                    68,340    PAYCHEX INC                                    192,961.40    2,870,280.00
                       100    PEOPLESOFT INC (b)                               1,304.13        1,675.00
                       100    PORTAL SOFTWARE INC (b)                          4,881.00        6,387.50
                       150    PRODIGY COMMUNICATIONS CORP (b)                  1,846.50        1,575.00
                     1,500    PSINET INC (b)                                  35,200.05       37,687.50
                       100    QLOGIC CORP (b)                                 10,299.75        6,606.25
                     3,950    QUALCOMM INC (b)                               557,701.69      237,000.00
                       900    REAL NETWORKS INC (b)                           43,281.27       45,506.25
                       100    RF MICRO DEVICES INC (b)                        10,574.75        8,762.50
                     2,150    RHYTHMS NETCONNECTIONS INC (b)                  49,656.19       27,009.37
                       100    SAFEGUARD SCIENTIFICS INC (b)                    4,706.00        3,206.25
                       100    SANMINA CORP (b)                                 5,568.75        8,550.00
                    20,450    SAP AKTIENGESELLSCHAFT (c)                     186,708.50      959,871.87
                       100    SCI SYS INC (b)                                  4,912.25        3,918.75
                       600    SCIENTIFIC ATLANTA INC                          40,798.50       44,700.00
                     2,100    SEAGATE TECHNOLOGY (b)                         108,932.25      115,500.00
                       500    SIEBEL SYS INC (b)                              65,181.25       81,781.25
                       950    SILICON GRAPHICS INC (b)                         4,444.41        3,562.50
                     4,150    SOLECTRON CORP (b)                             165,242.78      173,781.25
                       100    STARMEDIA NETWORK INC (b)                        2,362.50        1,887.50
                    18,900    SUN MICROSYSTEMS INC (b)                     1,374,334.36    1,718,718.75
                    24,000    TELLABS INC (b)                                240,342.00    1,642,500.00
                     1,450    TERADYNE INC (b)                               163,230.80      106,575.00
                    20,300    TEXAS INSTRS INC                             1,338,250.65    1,394,356.25
                       100    UNISYS CORP (b)                                  2,387.25        1,456.25
                       950    VERIO INC (b)                                   34,506.28       52,710.15
                  1,061.25    VERISIGN INC (b)                               151,118.79      187,310.62
                     6,900    XEROX CORP                                     185,164.14      143,175.00
                    23,650    XILINX INC (b)                                 168,484.38    1,952,603.12
                                                                         --------------- ---------------
                                                                          20,340,877.88   58,501,009.81        33.00%


See notes to investments in securities        7                     (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

MATERIALS

                       500    AIR PRODS + CHEMS INC                           15,855.00       15,406.25
                     6,900    AK STL HLDG CORP                                79,764.00       55,200.00
                     7,358    ALCOA INC                                      239,345.09      213,382.00
                     4,650    ALLEGHENY TECHNOLOGIES INC                      87,366.53       83,700.00
                       400    BALL CORP                                       12,499.00       12,875.00
                       650    BEMIS INC                                       22,035.84       21,856.25
                     2,850    BOISE CASCADE CORP                              96,930.50       73,743.75
                     2,300    BOWATER INC                                    112,850.42      101,487.50
                       800    CONSOLIDATED PAPERS INC                         25,410.48       29,250.00
                     5,950    CROWN CORK + SEAL INC                           95,557.00       89,250.00
                     3,000    DOW CHEM CO                                     92,122.54       90,562.50
                     8,550    DU PONT E I DE NEMOURS + CO                    413,943.98      374,062.50
                     1,100    EASTMAN CHEM CO                                 46,947.23       52,525.00
                     1,200    ENGELHARD CORP                                  18,240.72       20,475.00
                     4,450    GEORGIA PAC CORP                               170,679.31      116,812.50
                     1,150    GEORGIA PAC CORP                                27,250.57       24,868.75
                       100    GREAT LAKES CHEMICAL CORP                        2,756.00        3,150.00
                       100    HOMESTAKE MNG CO                                   656.00          687.50
                         1    HUTTIG BLDG PRODS INC (b)                            3.74            4.12
                       100    IMC GLOBAL INC                                   1,637.25        1,300.00
                  9,131.68    INTERNATIONAL PAPER CO                         339,269.38      272,238.21
                     7,850    LOUISIANA PAC CORP                             111,839.74       85,368.75
                     5,650    LYONDELL CHEMICAL CO                            72,488.94       94,637.50
                       100    MARTIN MARIETTA MATLS INC                        4,718.50        4,043.75
                     3,750    MEAD CORP                                      126,346.88       94,687.50
                       100    MILLENNIUM CHEMICALS INC                         2,006.00        1,700.00
                     5,050    NEWMONT MNG CORP                               115,656.11      109,206.25
                     2,350    PACTIV CORP (b)                                 20,650.39       18,506.25
                       450    PRAXAIR INC                                     17,314.52       16,846.87
                       100    ROHM + HAAS CO                                   3,862.25        3,450.00
                       100    SHERWIN WILLIAMS CO                              2,206.00        2,118.75
                       100    SMURFIT STONE CONTAINER CORP (b)                 1,571.26        1,287.50
                     1,600    SOLUTIA INC                                     20,220.96       22,000.00
                     1,400    SONOCO PRODS CO                                 29,790.32       28,787.50
                       100    SOUTHDOWN INC                                    5,906.00        5,775.00
                       650    TEMPLE INLAND INC                               32,063.98       27,300.00
                     4,650    USX U S STL GROUP                              114,057.06       86,315.62
                     1,200    WESTVACO CORP                                   38,434.56       29,775.00
                                                                         --------------- ---------------
                                                                           2,620,254.05    2,284,643.07         1.29%
TELECOMMUNICATION SERVICES
                       350    ALLEGIANCE TELECOM INC (b)                      27,237.49       22,400.00
                     2,500    ALLTEL CORP                                    150,312.50      154,843.75
                 31,613.50    AT + T CORP                                  1,295,558.93      999,776.93
                     3,400    AT HOME CORP (b)                                64,546.96       70,550.00
                    17,500    BELL ATLANTIC CORP (b)                       1,059,077.97      889,218.75
                    15,500    BELLSOUTH CORP                                 546,983.44      660,687.50
                     1,250    BROADWING INC (b)                               36,481.25       32,421.87
                     1,900    CENTURYTEL INC                                  47,551.49       54,625.00
                       100    COMSAT CORP                                      2,568.50        2,468.75
                     2,500    GLOBAL TELESYSTEMS INC (b)                      40,931.25       30,156.25
                     3,600    GTE CORP (b)                                   253,900.37      224,100.00
                     3,500    LEVEL 3 COMMUNICATIONS INC (b)                 208,481.25      308,000.00
                       600    MCLEODUSA INC (b)                               14,775.00       12,412.50
                     4,000    NEXTEL COMMUNICATIONS INC (b)                  144,125.00      244,750.00
                     1,400    NEXTLINK COMMUNICATIONS INC (b)                 49,492.03       53,112.50
                       480    NORTEL NETWORKS CORP                             6,924.50       32,760.00
                       100    QWEST COMMUNICATIONS INTL INC (b)                4,399.75        4,968.75
                    41,777    SBC COMMUNICATIONS INC                       1,783,889.98    1,806,855.25
                     9,200    SPRINT CORP                                    337,910.53      469,200.00
                     5,800    SPRINT CORP - PCS  COM SER 1 (b)               157,404.04      345,100.00
                     6,554    U S WEST INC NEW (b)                           349,809.27      562,005.50
                    58,300    VODAFONE AIRTOUCH PLC                          616,927.80    2,415,806.25
                       100    VOICESTREAM WIRELESS CORP (b)                   10,375.00       11,629.68
                       300    WINSTAR COMMUNICATIONS INC (b)                  13,031.25       10,162.50
                    23,804    WORLDCOM INC (b)                             1,018,766.68    1,092,008.50
                                                                         --------------- ---------------
                                                                           8,241,462.23   10,510,020.23         5.93%


See notes to investments in securities        8                     (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                     PERCENT
                 AMOUNT                                                                      MARKET           OF
                 OR SHARES                     SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                     --------                       ----         ---------      ----------

UTILITIES

                     1,050    ALLIANT CORP                                    30,025.48       27,300.00
                       100    CITIZENS COMMUNICATIONS CO (b)                   1,612.25        1,725.00
                     5,300    CMS ENERGY CORP                                112,274.14      117,262.50
                       100    CONECTIV INC                                     1,712.25        1,556.25
                     2,150    CP + L ENERGY INC                               65,685.30       68,665.62
                       100    DUKE ENERGY CO                                   4,859.13        5,637.50
                       100    EDISON INTL                                      1,918.50        2,050.00
                     2,600    EL PASO ENERGY CORP DEL                         64,018.50      132,437.50
                     9,000    ENRON CORP                                     262,275.50      580,500.00
                     9,400    ENTERGY CORP                                   184,382.88      255,562.50
                       800    KANSAS CITY PWR + LT CO                         19,079.28       18,000.00
                     1,800    KEYSPAN CORP                                    41,676.84       55,350.00
                     6,900    NISOURCE INC                                   111,901.44      128,512.50
                     5,350    PG+E CORP                                      113,827.14      131,743.75
                       100    PPL CORP                                         2,049.75        2,193.75
                     6,650    PUGET SOUND ENERGY INC                         135,280.29      141,728.12
                     3,350    RELIANT ENERGY INC                              75,332.12       99,034.37
                       200    UNICOM CORP                                      7,024.50        7,737.50
                     1,350    UTILICORP UTD INC                               23,659.16       26,831.25
                       100    WESTERN RES INC                                  1,556.00        1,550.00
                     1,300    WILLIAMS COS INC                                46,865.78       54,193.75
                                                                         --------------- ---------------
                                                                           1,307,016.23    1,859,571.86         1.05%


CASH EQUIVALENTS

                228,819.28    SSGA MONEY MARKET                              228,819.28      228,819.28         0.13%
                                                                         --------------- --------------- -------------

Grand Total (d)                                                           79,548,445.97  176,886,773.99        99.79%
                                                                         =============== =============== =============

Notes to Investments in Securities

                        (a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

                        (b)Currently non-income producing assets.

                        (c)Security  purchased  on May  23,  1995  at a cost  of
                           $186,709 as part of a private placement that has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. May be sold only to dealers in that program or other accredited investors.

                        (d)At June 30,  2000,  the cost for  Federal  income tax
                           purposes was $79,548,446. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                              Gross unrealized appreciation      100,727,877.30
                              Gross unrealized depreciation       (3,389,549.28)
                                                                 ---------------
                                   Net unrealized appreciation     97,338,328.02
                                                                  ==============

                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                   FACE                                                                                      PERCENT
                  AMOUNT                                                                      MARKET            OF
                 OR SHARES                       SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                       --------                       ----         ---------      ----------

COMMON STOCKS

CONSUMER DISCRETIONARY
                     47,650    BUCKLE INC (b)                                  628,870.18     559,887.50
                     46,300    CALLAWAY GOLF CO                                542,355.18     755,268.75
                      9,200    CHICOS FAS INC (b)                              179,476.36     184,000.00
                     51,200    DEB SHOPS INC                                   611,923.07     640,000.00
                     14,222    ELDER BEERMAN STORES CORP NEW (b)               104,618.12      58,665.75
                     40,800    GENESCO INC (b)                                 546,910.58     655,350.00
                     11,850    GUESS INC (b)                                   169,961.17     165,900.00
                     58,450    MADDEN STEVEN LTD (b)                           824,737.80     383,578.12
                    179,300    SPORT HALEY INC (b)                             858,531.92     739,612.50
                                                                            -------------- --------------
                                                                             4,467,384.38   4,142,262.62          5.49%
CONSUMER STAPLES
                     64,300    UNITED NAT FOODS INC (b)                        778,078.91     884,125.00
                                                                            -------------- --------------
                                                                               778,078.91     884,125.00          1.17%
ENERGY

                      8,700    ATWOOD OCEANICS INC (b)                         368,323.20     386,062.50
                     82,100    BOLT TECHNOLOGY CORP (b)                        185,482.38     338,662.50
                     66,100    CHIEFTAIN INTL INC (b)                        1,137,057.63   1,260,031.25
                    104,050    FOREST OIL CORP (b)                           1,034,016.95   1,658,296.87
                     54,250    FRIEDE GOLDMAN HALTER INC (b)                   458,044.15     484,859.37
                     23,050    NATIONAL OILWELL INC (b)                        550,900.00     757,768.75
                     21,700    OCEANEERING INTL INC (b)                        314,029.49     412,300.00
                     24,600    ST MARY LD + EXPL CO                            469,092.40   1,034,737.50
                    134,300    TRICO MARINE SVCS INC (b)                       988,365.72   1,712,325.00
                     50,302    VARCO INTL INC DEL (b)                          787,185.40   1,169,521.50
                                                                            -------------- --------------
                                                                             6,292,497.32   9,214,565.24         12.22%
FINANCIALS

                     96,300    GAINSCO INC                                     588,649.33     481,500.00
                     67,750    GILMAN CIOCIA INC (b)                           612,575.38     313,343.75
                    126,850    LONDON PAC GROUP LTD                            875,712.16   1,649,050.00
                     42,510    PACIFIC CREST CAP INC                           372,876.62     557,943.75
                    127,250    PENN AMERICA GROUP INC                        1,132,646.81   1,002,093.75
                     53,700    PENN TREATY AMERN CORP (b)                      801,971.83     912,900.00
                     47,550    PHILADELPHIA CONS HLDG CORP (b)                 703,333.05     799,434.37
                     37,500    REINSURANCE GROUP AMER INC                      873,757.10   1,129,687.50
                     43,050    RIGHTCHOICE MANAGED CARE INC (b)                489,957.19     678,037.50
                     45,050    SELECTIVE INS GROUP INC                         826,290.67     855,950.00
                     72,700    TUCKER ANTHONY SUTRO                          1,072,348.93   1,308,600.00
                                                                            -------------- --------------
                                                                             8,350,119.07   9,688,540.62         12.85%
HEALTH CARE

                     88,650    DEL GLOBAL TECHNOLOGIES CORP (b)                761,188.71     861,567.18
                     27,150    ICN PHARMACEUTICALS INC                         658,201.05     755,109.37
                     80,600    INTERPORE INTL (b)                              785,043.77     780,812.50
                     33,500    MORRISON MGMT SPECIALISTS INC                   588,114.80     944,281.25
                    149,000    ORTHOLOGIC CORP (b)                             450,021.52     735,687.50
                    185,750    UROCOR INC (b)                                  977,081.17     882,312.50
                                                                            -------------- --------------


See notes to investments in securities        1                     (Continued)

                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                   FACE                                                                                      PERCENT
                  AMOUNT                                                                      MARKET            OF
                 OR SHARES                       SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                       --------                       ----         ---------      ----------

INDUSTRIALS

                     32,500    AEROFLEX INC (b)                                286,392.92   1,614,843.75
                    174,600    ANANGEL AMERN SHIPHOLDINGS LTD (b)              832,829.35     840,262.50
                     10,800    APPLIED FILMS CORP (b)                          245,070.92     395,550.00
                     76,500    ARMOR HLDGS INC (b)                             816,072.90     994,500.00
                     48,600    CORNELL CORRECTIONS INC (b)                     486,907.12     388,800.00
                     46,500    ENGINEERED SUPPORT SYS INC                      604,904.36     639,375.00
                     66,500    FACTUAL DATA CORP (b)                           538,679.38     615,125.00
                     45,400    HARRIS CORP DEL                               1,450,425.67   1,486,850.00
                     62,600    HERLEY INDUSTRIES INC (b)                       738,922.29   1,181,575.00
                     20,050    KEY TECHNOLOGY INC (b)                          172,215.63     170,425.00
                     80,200    KNIGHTSBRIDGE TANKERS LTD (b)                 1,369,570.28   1,604,000.00
                    139,850    MORRISON KNUDSEN CORP NEW (b)                 1,064,498.38   1,013,912.50
                     58,500    NOBLE INTL LTD                                  654,002.26     453,375.00
                     32,800    PARLEX CORP (b)                                 553,716.70   1,381,700.00
                     68,400    SUPERIOR UNIFORM GROUP INC                      550,620.00     594,225.00
                     50,600    TEEKAY SHIPPING CORP                            783,684.18   1,663,475.00
                                                                            -------------- --------------
                                                                            11,148,512.34  15,037,993.75         19.94%
INFORMATION TECHNOLOGY
                     16,700    AMKOR TECHNOLOGY INC (b)                        160,107.80     589,718.75
                     25,050    APPLIED SCIENCE + TECH INC (b)                  639,478.11     648,168.75
                     61,650    ASM INTERNATIONAL N V (b)                     1,426,976.53   1,633,725.00
                     71,850    AVT CORP (b)                                    732,568.58     529,893.75
                     71,600    BROOKTROUT INC (b)                            1,433,247.56   1,561,775.00
                      7,450    CARRIER ACCESS CORP (b)                         296,931.38     393,918.75
                     64,350    CATALYST INTL INC (b)                           670,347.66     530,887.50
                    102,950    CERPROBE CORP (b)                               926,572.69   1,441,300.00
                     24,600    DSP GROUP INC (b)                               458,237.52   1,377,600.00
                     49,900    GALILEO TECHNOLOGY LTD (b)                      842,462.27   1,072,850.00
                     15,000    GLOBALNET FINL COM INC (b)                      533,988.90     315,000.00
                     26,550    GLOBALNET FINL COM INC (b) (c)                  754,551.00     390,285.00
                     19,950    HELIX TECHNOLOGY CORP                           537,495.18     778,050.00
                     47,750    IKOS SYS INC (b)                                347,327.51     516,296.87
                     29,150    INTEST CORP (b)                                 549,723.26     433,606.25
                    105,100    MULTI LINK TELECOMMUNICATIONS (b)               612,060.00   1,090,412.50
                     96,700    OPTI INC (b)                                    251,441.82     495,587.50
                     38,700    PENTASTAR COMMUNICATIONS INC (b)                387,000.00     897,356.25
                    107,325    PHOTRONICS INC (b)                            2,373,187.88   3,045,346.87
                     14,900    SYMANTEC CORP (b)                               402,084.30     803,668.75
                     73,500    SYMIX SYS INC (b)                               742,609.79     652,312.50
                    102,900    S3 INC (b)                                    1,225,073.96   1,517,775.00
                                                                            -------------- --------------
                                                                            16,303,473.70  20,715,534.99         27.46%
MATERIALS

                     24,550    COMMERCIAL METALS CO                            673,309.14     675,125.00
                     22,200    FLORIDA ROCK INDS INC                           715,721.75     790,875.00
                     72,800    IMCO RECYCLING INC                              821,802.23     395,850.00
                     62,600    NORTHWEST PIPE CO (b)                           978,421.04     743,375.00
                     23,600    TEXAS INDS INC                                  758,338.14     681,450.00
                     39,500    U S AGGREGATES INC                              482,694.60     715,937.50
                                                                            -------------- --------------
                                                                             4,430,286.90   4,002,612.50          5.31%


See notes to investments in securities        2                     (Continued)

                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                   FACE                                                                                      PERCENT
                  AMOUNT                                                                      MARKET            OF
                 OR SHARES                       SECURITY                       COST         VALUE (a)      NET ASSETS
                 ---------                       --------                       ----         ---------      ----------

UTILITIES

                     30,000    CONNECTICUT WTR SVC INC                         806,515.65     802,500.00
                     82,900    MIDCOAST ENERGY RES INC                       1,279,954.36   1,305,675.00
                                                                            -------------- --------------
                                                                             2,086,470.01   2,108,175.00          2.80%
CASH EQUIVALENTS

               5,349,824.37    SSGA MONEY MARKET                             5,349,824.37   5,349,824.37          7.09%
                                                                            -------------- --------------  -------------

Grand Total (d)                                                             63,426,298.02  76,103,404.39        100.90%
                                                                            ============== ==============  =============


Notes to Investments in Securities

                         (a)Securities  are valued in accordance with procedures
described in note 2 to the financial statements.

                         (b)Currently non-income producing assets.

                         (c)Security  purchased  on March 31,  2000 at a cost of
                            $754,551 as part of a private placement that has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. May be sold only to dealers in that program or other accredited investors.

                         (d)At June 30,  2000,  the cost for Federal  income tax
                            purposes was $63,426,298. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                               Gross unrealized appreciation     16,216,932.79
                               Gross unrealized depreciation     (3,539,826.42)
                                                                 --------------
                                                                 --------------
                                    Net unrealized appreciation  12,677,106.37
                                                                 ==============
                                                                 ==============






See notes to investments in securities        3

                         CLEARWATER TAX-EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                      PERCENT
                 AMOUNT                                                                      MARKET            OF
                 OR SHARES                      SECURITY                      COST         VALUE (a)       NET ASSETS
                 ---------                      --------                      ----         ---------       ----------

CLOSED-END FUNDS
----------------
                     1,200     AMERICAN MUN INCOME                            13,950.00       14,325.00
                     1,900     AMERICAN MUN TERM TR INC II                    19,237.50       19,593.75
                    23,100     AMERICAN MUN TERM TR INC III                  231,338.75      233,887.50
                    56,600     BLACKROCK INSD MUN 2008                       782,661.54      799,475.00
                    32,000     DREYFUS MUN INCOME INC                        232,640.00      242,000.00
                    54,700     DREYFUS STRATEGIC MUNICIPALS                  429,087.75      437,600.00
                    45,300     SELIGMAN SELECT MUN FD INC                    416,647.75      424,687.50
                    29,600     VAN KAMPEN MERITT MUN OPPORT                  388,024.00      403,300.00
                    44,500     VAN KAMPEN MERRITT                            496,993.25      506,187.50
                    23,500     VAN KAMPEN MERRITT TR INVT                    312,867.25      315,781.25
                                                                          -------------- ---------------
                                                                           3,323,447.79    3,396,837.50          4.94%
MUNICIPAL BONDS

                 1,500,000     ALABAMA HSG FIN AUTH SNGL FAM               1,518,532.82    1,522,425.00
                   995,000     ALASKA ST HSG FIN CORP                        341,272.52      347,294.80
                   160,000     ALASKA ST HSG FIN CORP                        151,288.98      156,430.40
                   285,000     ALASKA ST HSG FIN CORP                        261,584.24      271,109.10
                 1,000,000     ARLINGTON CNTY VA INDL DEV                    909,558.46      923,860.00
                   195,000     AURORA CO HSG AUTH MULTIFAMILY                175,608.90      177,988.20
                   240,000     BELL CNTY TX HLTH FACS DEV                    197,576.81      198,117.60
                   130,000     BEXAR CNTY TX HSG FIN CORP                     47,409.05       52,692.90
                   750,000     BEXAR CNTY TX HSG FIN CORP MF                 750,000.00      750,352.50
                   160,000     BROADVIEW IL TAX INCREMENT                    149,595.04      150,307.20
                   300,000     BUTLER CNTY PA HOSP AUTH CTR                  298,529.66      297,624.00
                   165,000     BUTLER PA AREA SCH DIST                       165,798.58      165,094.05
                   300,000     CALCASIEU PARISH LA PUB TR AUT                304,601.06      305,778.00
                   265,000     CALIFORNIA HLTH FACS FING REV                 266,795.65      266,052.05
                   345,000     CALIFORNIA HSG FIN AGY REV                    122,311.55      128,598.75
                   110,000     CALIFORNIA STATEWIDE CMNTY DEV                106,188.01      106,603.20
                   165,000     CALIFORNIA STATEWIDE CMNTYS                   151,853.74      154,982.85
                   255,000     CARBONDALE PA SCH DIST                        256,242.98      255,135.15
                 1,000,000     CARVER CNTY MN HSG & REDEV                    941,368.11      953,770.00
                   160,000     CENTRAL PLATTE VY MET DIST CO                 144,807.82      150,713.60
                   750,000     CHESTERFIELD CNTY VA INDL DEV                 665,392.18      673,890.00
                   150,000     CHESTERFIELD CNTY VA INDL DEV                 131,615.06      134,212.50
                   500,000     CLAYTON CNTY GA HSG AUTH MULTI                461,014.00      464,490.00
                   130,000     COLLIN CNTY TX HSG FIN CORP                   108,204.30      113,200.10
                   125,000     COLLINSVILLE IL INDL DEV REV                  123,602.20      123,578.75
                   110,000     COLUMBIA CNTY PA HOSP AUTH                     97,167.36       96,525.00
                   120,000     CONYERS GA HSG AUTH REV                       118,427.77      119,313.60
                   295,000     COW CREEK BANK UMPQUA TRIBE                   275,524.54      284,356.40
                 1,070,000     CROW FIN AUTH MINN TRIBAL PUR                 994,384.45    1,001,937.30
                   305,000     CUMBERLAND CNTY PA MUN AUTH                   269,478.14      260,878.70
                   270,000     DAKOTA CNTY MN HSG & REDEV                    281,646.97      284,947.20
                   115,000     DALLAS TX HSG CORP CAP PROGRAM                115,723.46      117,826.70
                   505,000     DALLAS TX HSG FIN CORP                        523,175.20      527,376.55
                   500,000     DE KALB CNTY GA HSG AUTH REV                  498,830.27      500,955.00
                   115,000     DE KALB CNTY GA MLT FAM HSG                   115,915.33      116,467.40
                   415,000     DENHAM SPRINGS LIVINGSTON HSG                 149,266.95      148,175.75
                   110,000     DISTRICT COLUMBIA HSG FIN AGY                 113,249.76      113,551.90
                 81,692.54     DREW CNTY AR PUB FACS BRD                      83,728.53       83,993.00
                   100,000     E 470 BUSINESS MET DIST CO                     91,813.55       93,739.00
                   135,000     ELKHART CNTY IN HOSP AUTH REV                 139,661.05      139,307.85
                   295,000     ELKHART CNTY IN HOSP AUTH REV                 251,036.28      256,750.30
                   160,000     ELKHART IN HSG FIN CORP MTG                   158,527.79      159,740.80
                   155,000     FLINT MI HOSP BLDG AUTH REV                   130,179.41      125,895.65
                 1,385,000     FOOTHILL/EASTERN TRANSN CORRID                280,122.15      313,203.90


See notes to investments in securities        1                     (Continued)

                         CLEARWATER TAX-EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                      PERCENT
                 AMOUNT                                                                      MARKET            OF
                 OR SHARES                      SECURITY                      COST         VALUE (a)       NET ASSETS
                 ---------                      --------                      ----         ---------       ----------

MUNICIPAL BONDS (Cont'd)
------------------------
                 1,000,000     FRANKLIN CNTY OH HLTHCARE FACS                901,133.45      859,170.00
                   315,000     FULTON CNTY GA DEV AUTH REV                   340,894.27      340,571.70
                   415,000     GAINESVILLE & HALL CNTY GA                    396,815.46      399,615.95
                   345,000     GAINESVILLE & HALL CNTY GA                    329,000.44      333,080.25
                   380,000     GAINESVILLE & HALL CNTY GA                    354,210.65      367,805.80
                   100,000     GEORGETOWN KY WTR & SWR REV                   101,000.00      101,317.00
                   150,000     GEORGETOWN KY WTR & SWR REV                   151,500.00      151,879.50
                   150,000     GLENDALE CA HOSP REV                          167,127.47      169,017.00
                   185,000     GRAND RAPIDS CHARTER TWP MI                   159,048.51      161,921.25
                   220,000     GRANT CNTY WA PUB HOSP DIST                   186,671.37      198,209.00
                   220,000     GROVE CITY PA AREA HOSP AUTH                  194,850.74      193,527.40
                 1,250,000     HAMILTON CNTY OH HOSP FACS REV              1,260,918.88    1,264,062.50
                   160,000     HARRIS CNTY TX                                161,106.13      160,248.00
                   150,000     HARRIS CNTY TX HSG FIN CORP                   143,030.74      143,034.00
                   170,000     HARRIS CNTY TX HSG FIN CORP                   157,260.91      159,215.20
                   120,000     HARRISON CNTY TX HEALTH FACS                  107,561.21      107,506.80
                   180,000     HAZLETON PA HEALTH SVCS AUTH                  158,015.93      153,489.60
                   220,000     HIGHLANDS RANCH MET DIST 3 CO                 189,852.45      200,488.20
                   125,000     HORIZON HOSP SYS AUTH PA REV                  117,613.69      114,315.00
                   295,000     HOUMA TERREBONNE PUB TR FING                  103,770.99      104,347.40
                   415,000     HUNTINGTON WV RSDNTL MTG REV                  177,961.69      175,316.75
                   115,000     ILLINOIS DEV FIN AUTH                         117,224.57      117,740.45
                   705,000     ILLINOIS DEV FIN AUTH REV                     628,075.47      623,734.65
                   160,000     ILLINOIS DEV FIN AUTH REV                     142,213.43      140,430.40
                   315,000     ILLINOIS DEV FIN AUTH REV                     265,047.06      265,053.60
                   170,000     ILLINOIS EDL FACS AUTH REVS                   159,034.10      157,576.40
                   445,000     ILLINOIS EDL FACS AUTH REVS                   401,961.38      408,354.25
                   110,000     ILLINOIS EDL FACS AUTH REVS                    94,471.63       97,292.80
                   400,000     ILLINOIS HEALTH FACS AUTH REV                 400,000.00      400,756.00
                   220,000     ILLINOIS HSG DEV AUTH ELDERLY                 223,788.82      224,536.40
                   110,000     INDIANA BD BK                                 107,003.33      110,624.80
                   155,000     INDIANA BD BK                                 146,090.10      150,433.70
                   620,000     INDIANA HLTH FAC FING AUTH REV                545,785.04      548,892.20
                   150,000     INDIANA HLTH FAC FING AUTH REV                122,507.57      124,695.00
                   275,000     INDIANA HLTH FAC HOSP REV                     223,398.41      219,381.25
                   340,000     INDIANA HLTH FAC HOSP REV                     349,341.41      348,156.60
                   365,000     INDIANA HLTH FAC HOSP REV                     375,028.28      373,756.35
                   175,000     INDIANA ST DEV FIN AUTH REV                   170,412.94      176,370.25
                   500,000     INDIANA ST EDL FACS AUTH REV                  483,041.94      489,110.00
                   205,000     INDIANAPOLIS IN ECON DEV REV                  209,934.22      208,931.90
                   150,000     INDIANAPOLIS IN ECON DEV REV                  146,215.84      147,225.00
                   180,000     IOWA FIN AUTH HLTH CARE FACS                  161,910.30      158,164.20
                   110,000     IOWA FIN AUTH SMALL BUS DEV                   115,295.98      115,520.90
                   185,000     KING CNTY WASH HSG AUTH HSG                   169,128.34      170,860.45
                   220,000     KITSAP CNTY WA CONS HSG AUTH                  199,403.29      202,536.40
                 1,525,000     KITSAP CNTY WA CONS HSG AUTH                1,504,457.50    1,505,800.25
                   295,000     LA PORTE CNTY IN HOSP AUTH FAC                264,139.97      254,077.60
                   300,000     LEWIS CNTY WA PUB HOSP DIST                   303,999.16      307,110.00
                   800,000     LONG BEACH MISS URBAN RENEWAL                 800,000.00      799,856.00
                   130,000     LUBBOCK TX HSG FIN CORP                       131,365.19      131,820.00
                   150,000     LUFKIN TX HEALTH FACS DEV CORP                121,349.39      115,648.50
                   500,000     MARICOPA CNTY AZ INDL DEV                     500,000.00      501,030.00
                   220,000     MARICOPA CNTY AZ INDL DEV                     220,629.02      221,865.60
                 1,225,000     MARICOPA CNTY AZ INDL DEV                   1,225,000.00    1,228,809.75
                   150,000     MASHANTUCKET WESTERN PEQUOT                    84,934.44       86,535.00
                   150,000     MASON CNTY WV REV                              52,867.10       53,989.50
                   750,000     MASSACHUSETTS ST INDL FIN AGY                 720,572.40      718,597.50


See notes to investments in securities        2                     (Continued)

                         CLEARWATER TAX-EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                      PERCENT
                 AMOUNT                                                                      MARKET            OF
                 OR SHARES                      SECURITY                      COST         VALUE (a)       NET ASSETS
                 ---------                      --------                      ----         ---------       ----------

MUNICIPAL BONDS (Cont'd)
------------------------
                   130,000     MAUMELLE AR HSG DEV CORP FIRST                134,536.88      134,924.40
                   130,000     MCKEAN CNTY PA HOSP AUTH REV                  114,928.75      110,402.50
                   285,000     MET GOVT NASHVILLE DAVIDSON TN                258,009.60      266,429.40
                   125,000     METRO GOVT NSHVILLE TN INDL                   130,975.79      131,025.00
                   220,000     MICHIGAN HIGHER ED FACS AUTH                  200,022.71      208,480.80
                   100,000     MICHIGAN ST STRATEGIC FD                       92,374.60       96,570.00
                   875,000     MONROE MCKEEN PLAZA HSG DEV LA                885,237.78      889,271.25
                   380,000     MONTGOMERY CNTY OH HOSP REV                   388,380.58      384,628.40
                   100,000     MONTGOMERY CNTY PA MLT FAM HSG                 88,263.04       98,303.00
                   110,000     MONTGOMERY CNTY PA MLT FAM HSG                107,320.74      108,600.80
                   175,000     MOREHEAD KY INDL BLDG REV                     175,728.21      175,708.75
                   150,000     MUSKOGEE CNTY OK HOME FIN AUTH                 67,715.03       67,914.00
                   120,000     NEVADA HSG DIV                                108,840.87      110,156.40
                   480,000     NEW HAMPSHIRE HIGH EDL & HLTH                 431,298.59      440,889.60
                   160,000     NEW HAMPSHIRE HIGHER ED & HLTH                142,223.58      144,651.20
                   375,000     NEW HAMPSHIRE HIGHER EDL & HLT                315,794.99      319,863.75
                   380,000     NEW HAMPSHIRE ST HSG FIN AUTH                 121,710.01      124,776.80
                   500,000     NEW HAMPSHIRE ST INDL DEV AUTH                501,906.61      497,075.00
                   295,000     NEW MEXICO MTG FIN AUTH                       313,365.29      317,956.90
                   115,000     NEW YORK CITY INDL DEV CIVIC                  111,142.27      112,604.55
                   500,000     NEWPORT KY PUB PPTYS CORP REV                 500,000.00      493,680.00
                   445,000     NEWTON KS HOSP REV                            420,708.99      417,890.60
                   580,000     NORTEX HSG FIN CORP TX                        612,091.16      617,381.00
                 1,300,000     NORTH CENT TX HLTH FAC DEV                  1,243,756.25    1,212,328.00
                   115,000     NORTH CHARLESTON S C MUN GOLF                 106,745.22      107,229.45
                   220,000     NORTH CHARLESTON S C MUN GOLF                 190,490.65      195,294.00
                   115,000     OHIO CAP CORP                                 102,743.28      104,539.60
                   220,000     OHIO CNTY W VA RESIDUAL REV                    78,633.00       78,245.20
                   160,000     OKLAHOMA ST INDS AUTH REV                     140,703.14      139,201.60
                   150,000     OKLAHOMA ST INDS AUTH REV                     128,693.12      126,145.50
                   110,000     OTTUMWA IA HOSP FAC REV                       102,989.23      102,756.50
                   250,000     PALMER AK HOSP REV                            238,249.39      242,720.00
                   650,000     PANHANDLE TX REGL HSG FIN                     630,882.56      634,926.50
                   250,000     PANHANDLE TX REGL HSG FIN CORP                250,000.00      250,795.00
                   180,000     PENNSYLVANIA ECONOMIC DEV FING                166,845.15      165,191.40
                   190,000     PENNSYLVANIA ECONOMIC DEV FING                173,977.61      172,115.30
                   200,000     PENNSYLVANIA ECONOMIC DEV FING                180,836.29      179,184.00
                   310,000     PENNSYLVANIA ST HIGHER EDL FAC                302,811.62      312,011.90
                 1,100,000     PHILIDELPHIA PA AUTH FOR INDL               1,067,000.35    1,071,158.00
                 1,000,000     PHOENIX AZ INDL DEV AUTH MTG                  899,172.09      907,360.00
                   220,000     PITTSBURGH PA URBAN REDEV AUTH                220,446.90      222,728.00
                   185,000     PLYMOUTH MN MULTIFAMILY HSG                   203,855.94      204,832.00
                   150,000     PRINCE WILLIAM CNTY VA INDL                   133,307.17      134,991.00
                   210,000     QUINAULT INDIAN NATION WA                     196,461.12      200,083.80
                 1,000,000     RHODE ISLAND ST ECON DEV CORP               1,000,000.00    1,009,460.00
                   130,000     RHODE ISLAND ST HLTH & ED BLDG                118,917.46      117,678.60
                   165,000     RHODE ISLAND ST HLTH & ED BLDG                145,821.93      142,487.40
                   150,000     RHODE ISLAND ST HLTH & ED BLDG                130,370.31      129,132.00
                   500,000     RHODE ISLAND ST HLTH & EDL REV                485,461.72      484,135.00
                 1,080,000     RHODE ISLAND ST HLTH & EDL REV                954,205.71    1,002,434.40
                   150,000     ROSELLE ILL MULTI FAM HSG REV                 156,607.58      157,371.00
                   115,000     SALT LAKE CNTY UTAH COLLEGE                   106,274.97      106,954.60
                   140,000     SALT LAKE CNTY UTAH COLLEGE                   125,462.25      127,866.20
                   525,000     SANTA FE NM                                   514,621.52      521,865.75
                   215,000     SHELBY CNTY TN HLTH EDL & HSG                 215,383.87      216,640.45
                   445,000     SHELBY CNTY TN HLTH EDL & HSG                 486,643.44      489,206.30
                   110,000     SHELBY CNTY TN HLTH EDL & HSG                 105,299.44      105,645.10


See notes to investments in securities        3                     (Continued)

                         CLEARWATER TAX-EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2000

                  FACE                                                                                      PERCENT
                 AMOUNT                                                                      MARKET            OF
                 OR SHARES                      SECURITY                      COST         VALUE (a)       NET ASSETS
                 ---------                      --------                      ----         ---------       ----------

MUNICIPAL BONDS (Cont'd)
------------------------
                   800,000     SHELBY CNTY TN HLTH EDL & HSG                 697,466.40      766,584.00
                   625,000     SHELBY CNTY TN HLTH EDL & HSG                 557,250.92      561,018.75
                   130,000     SHELBY CNTY TN HLTH EDL & HSG                 115,638.60      117,130.00
                   150,000     SHELBY CNTY TN HLTH EDL & HSG                 135,161.32      136,387.50
                   195,000     SNOHOMISH CNTY WA                             171,828.10      176,946.90
                   515,000     SOUTH CAROLINA JOBS ECON DEV                  505,546.94      511,580.40
                 1,000,000     SOUTH CAROLINA JOBS ECON DEV                  993,926.39      990,830.00
                   295,000     SOUTH DAKOTA HSG DEV AUTH                     255,935.34      259,446.60
                   150,000     SOUTH DAKOTA ST HLTH & EDL REV                135,820.49      135,673.50
                   130,000     SOUTH WA CNTY INDPT SCH DIST                  122,344.00      128,248.90
                   700,000     SOUTHFIELD MICH ECONOMIC DEV                  594,280.82      633,346.00
                   130,000     SOUTHWESTERN CO                               132,143.56      132,281.50
                   385,000     SOUTHWESTERN ILL DEV AUTH REV                 372,721.61      376,414.50
                   165,000     ST JOSEPH CNTY IND HOSP AUTH                  144,816.08      144,035.10
                   250,000     ST PAUL MN HSG & REDEV AUTH                   250,000.00      252,462.50
                   185,000     SUFFOLK VA REDEV & HSG AUTH                   166,497.26      166,870.00
                   625,000     TARRANT CNTY TX HEALTH FACS                   512,660.71      521,068.75
                   295,000     TENNESSEE HSG DEV AGY                         110,421.12      111,728.30
                   210,000     TEXAS ST DEPT HSG & CMNTY                     210,253.51      211,562.40
                   235,000     TEXAS ST DEPT HSG & CMNTY                     236,982.50      236,990.45
                   205,000     TROY MICH ECONOMIC DEV CORP                   212,125.35      212,925.30
                   185,000     TULSA OKLA PUB FACS AUTH REC                  188,461.11      191,376.95
                   260,000     VANCOUVER WA HSG AUTH REV                     227,090.97      231,342.80
                   255,000     VICTORIA COUNTY TEX HOSPITAL                  227,201.25      225,241.50
                   150,000     WASHINGTON ST HEALTH CARE FACS                141,699.08      146,814.00
                   135,000     WASHINGTON ST HEALTH CARE FACS                118,220.00      123,369.75
                   110,000     WASHINGTON ST NONPROFIT HSG                    93,440.20       96,254.40
                   350,000     WASHINGTON ST NONPROFIT HSG                   307,156.45      319,014.50
                   315,000     WISCONSIN HSG & ECON DEV REV                  322,631.72      323,205.75
                   235,000     WISCONSIN HSG & ECONOMIC DEV                  213,403.41      220,808.35
                   220,000     WISCONSIN HSG & ECONOMIC DEV                  207,580.28      209,844.80
                   130,000     WISCONSIN ST HEALTH & EDL FACS                109,840.97      108,434.30
                   125,000     WISCONSIN ST HEALTH & EDL FACS                105,765.49      101,113.75
                   110,000     WISCONSIN ST HEALTH & EDL FACS                107,156.63      106,366.70
                 1,250,000     WISCONSIN ST HLTH & EDL FACS                1,127,208.45    1,175,837.50
                 1,615,000     WOODHILL PUB FAC CORP TEX                   1,585,435.97    1,585,542.40
                   150,000     WYOMING CMNTY DEV AUTH HSG REV                145,839.49      150,256.50
                   220,000     AKRON OH CTFS PARTN                           198,520.24      209,948.20
                                                                          -------------- ---------------
                                                                          60,770,302.36   61,304,855.80         89.12%

CASH EQUIVALENTS

               3,105,816.35    SSGA FDS TAX FREE MONEY MARKET              3,105,816.35    3,105,816.35          4.51%
                                                                          -------------- ---------------  -------------

Grand Total (b)                                                           67,199,566.50   67,807,509.65         98.57%
                                                                          ============== ===============  =============


Notes to Investments in Securities

                        (a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

                        (b)At June 30,  2000,  the cost for  Federal  income tax
                           purposes was $67,199,567. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                               Gross unrealized appreciation        801,581.12
                               Gross unrealized depreciation       (193,637.97)
                                                                 --------------
                                                                 --------------
                                    Net unrealized appreciation     607,943.15
                                                                 ==============
                                                                 ==============







See notes to investments in securities        4